Fixed assets - Fixed assets payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Fixed assets payable in the opening balance	€ 3,665	€ 3,447	€ 3,656
Business related variations	1,002	200	(230)
Changes in the scope of consolidation	0	(14)	0
Translation adjustment	(50)	29	8
Reclassifications and other items	23	3	13
Fixed assets payable in the closing balance	€ 4,640	€ 3,665	€ 3,447